Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 48,719	$ 41,698
Federal funds sold and other short term investments	658,555	676,458
Total cash and cash equivalents	707,274	718,156
Securities available for sale	620,360	601,037
Held to maturity securities ($47,526 and $59,439 fair value at December 31, 2016 and 2015, respectively)	45,490	56,465
Federal Reserve Bank and Federal Home Loan Bank stock	9,579	9,480
Loans, net of deferred net costs	3,430,586	3,293,304
Less: Allowance for loan losses	43,890	44,762
Net loans	3,386,696	3,248,542
Bank premises and equipment, net	35,466	37,643
Other assets	63,941	63,669
Total assets	4,868,806	4,734,992
Deposits:
Demand	377,755	365,081
Savings accounts	1,271,449	1,262,194
Interest-bearing checking	815,534	754,347
Money market deposit accounts	571,962	610,826
Time accounts	1,159,463	1,107,930
Total deposits	4,196,163	4,100,378
Short-term borrowings	209,406	191,226
Accrued expenses and other liabilities	30,551	30,078
Total liabilities	4,436,120	4,321,682
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1 par value; 150,000,000 shares authorized, 99,214,382 and 98,973,452 shares issued at December 31, 2016 and 2015, respectively	99,214	98,973
Surplus	171,425	171,443
Undivided profits	201,517	184,009
Accumulated other comprehensive loss, net of tax	(6,251)	(4,781)
Treasury stock: 3,434,205 and 3,711,228 shares, at cost, at December 31, 2016 and 2015, respectively	(33,219)	(36,334)
Total shareholders' equity	432,686	413,310
Total liabilities and shareholders' equity	$ 4,868,806	$ 4,734,992